UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2026 to September 17, 2026.

Date of Report (Date of earliest event reported):  October 13, 2026

Commission File Number of securitizer:  025-04182

Central Index Key Number of securitizer:  0001757718

Patrick Mattson (212) 519-1656
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor:  ___________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  ___________

Central Index Key Number of underwriter (if applicable):  ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), the date of the last payment on the last asset-backed security outstanding that was issued by the securitizer was September 17, 2026 and the securitizer hereby terminates its Rule 15Ga-1 reporting obligations.

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 13, 2026	KREF CLO Loan Seller LLC (Securitizer)

	By:	/s/ Patrick Mattson
Name: Patrick Mattson
Title: Chief Operating Officer